Intangible assets and goodwill (Details) - Veraxa Biotech A G [Member] - CHF (SFr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, beginning	SFr 82,650,858	SFr 82,657,585
Disposals		(7,999)
FX effects	824	1,272
Additions
Intangible assets and goodwill, ending	82,651,682	82,650,858
Accumulated depreciation at beginning	(6,316,838)	(4,733,664)
Amortization for the year	(1,578,153)	(1,587,314)
Disposals		4,140
Accumulated depreciation at ending	(7,894,991)	(6,316,838)
Intangible assets and goodwill net	74,756,691	76,334,020
Goodwills [Member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, beginning	22,848,728	22,848,728
Disposals
FX effects
Additions
Intangible assets and goodwill, ending	22,848,728	22,848,728
Accumulated depreciation at beginning
Amortization for the year
Disposals
Accumulated depreciation at ending
Intangible assets and goodwill net	22,848,728	22,848,728
In Process R And D Flysin [Member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, beginning	28,498,755	28,498,755
Disposals
FX effects
Additions
Intangible assets and goodwill, ending	28,498,755	28,498,755
Accumulated depreciation at beginning
Amortization for the year
Disposals
Accumulated depreciation at ending
Intangible assets and goodwill net	28,498,755	28,498,755
Trademark Rights [Member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, beginning	31,262,517	31,261,245
Disposals
FX effects	816	1,272
Additions
Intangible assets and goodwill, ending	31,263,333	31,262,517
Accumulated depreciation at beginning	(6,276,128)	(4,696,411)
Amortization for the year	(1,577,997)	(1,579,717)
Disposals
Accumulated depreciation at ending	(7,854,125)	(6,276,128)
Intangible assets and goodwill net	23,409,208	24,986,389
Software [Member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, beginning	40,858	48,857
Disposals		(7,999)
FX effects	8
Additions
Intangible assets and goodwill, ending	40,866	40,858
Accumulated depreciation at beginning	(40,710)	(37,253)
Amortization for the year	(156)	(7,597)
Disposals		4,140
Accumulated depreciation at ending	(40,866)	(40,710)
Intangible assets and goodwill net		SFr 148